Taxes (Details) - Schedule of Statutory Rate to the Company's Effective Tax Rate	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Statutory Rate to the Company's Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	115.50%	25.80%	19.10%
Effect of tax rate changes on deferred taxes	7.90%	(0.30%)	(0.50%)
Effect of PRC preferential tax rate and tax relief	(28.50%)	(10.10%)	(5.30%)
Tax exempt income	(5.10%)
Research and development credits	(230.40%)	(18.00%)	(28.90%)
Business Insurance	13.70%	1.50%	1.30%
Late payment interest	42.50%	0.50%	0.60%
Withholding tax	9.10%		11.70%
Depreciation and Amortization	7.50%	0.40%	(0.20%)
Investment gain/loss	43.20%	(1.50%)	(0.10%)
Statutory income/expense	(6.10%)	(1.40%)	1.60%
Intercompany transfers	(24.70%)	10.80%	7.50%
Deferred tax			(0.30%)
Change in valuation allowances	43.30%	6.60%	(16.70%)
Goodwill Provision	69.00%
Others	5.80%	0.50%	0.30%
Effective tax rate	87.70%	39.80%	15.10%